Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000246122 [Member]
Shareholder Report [Line Items]
Fund Name	ARK 21Shares Blockchain and Digital Economy Innovation ETF
Class Name	ARK 21Shares Blockchain and Digital Economy Innovation ETF
Trading Symbol	ARKD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]
This semi-annual shareholder report contains important information about the ARK 21Shares Blockchain and Digital Economy Innovation ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.21shares-funds.com/product/arkd. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.21shares-funds.com/product/arkd
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 3,580,192
Holdings Count | holding	11
Advisory Fees Paid, Amount	$ 12,033
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

FUND HOLDINGS (as a % of Net Assets)
Financials	38.7%
Information Technology	10.5%
Consumer Discretionary	4.4%
Investments Purchased with Proceeds from Securities Lending	1.8%
Cash and Cash Equivalents	44.6%

C000246120 [Member]
Shareholder Report [Line Items]
Fund Name	ARK 21Shares Active Bitcoin Futures Strategy ETF
Class Name	ARK 21Shares Active Bitcoin Futures Strategy ETF
Trading Symbol	ARKA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]
This semi-annual shareholder report contains important information about the ARK 21Shares Active Bitcoin Futures Strategy ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.21shares-funds.com/product/arka. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.21shares-funds.com/product/arka
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$39	0.70%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.70%
Net Assets	$ 9,156,642
Holdings Count | holding	7
Advisory Fees Paid, Amount	$ 52,638
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$9,156,642	Advisory Fees	$52,638
# of Portfolio Holdings	7	Fees Waived and/or Expenses Reimbursed	(2,458)
Portfolio Turnover Rate*	0%	Net Advisory Fees Paid	$50,180
*Excludes impact of in-kind transactions.

Holdings [Text Block]

FUND HOLDINGS (as a % of Net Assets)
CME Bitcoin Futures	99.4%
CME Micro Bitcoin Futures	0.5%
Cash and Cash Equivalents	0.1%

C000246487 [Member]
Shareholder Report [Line Items]
Fund Name	ARK 21Shares Active Ethereum Futures Strategy ETF
Class Name	ARK 21Shares Active Ethereum Futures Strategy ETF
Trading Symbol	ARKZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]
This semi-annual shareholder report contains important information about the ARK 21Shares Active Ethereum Futures Strategy ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.21shares-funds.com/product/arkz. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.21shares-funds.com/product/arkz
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$29	0.70%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.70%
Net Assets	$ 4,719,182
Holdings Count | holding	7
Advisory Fees Paid, Amount	$ 23,600
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$4,719,182	Advisory Fees	$23,600
# of Portfolio Holdings	7	Fees Waived and/or Expenses Reimbursed	(1,250)
Portfolio Turnover Rate*	0%	Net Advisory Fees Paid	$22,350
*Excludes impact of in-kind transactions.

Holdings [Text Block]

FUND HOLDINGS (as a % of Net Assets)
CME Ether Futures	99.1%
CME Micro Ether Futures	0.9%